Fees and Expenses	Mar. 31, 2026
Needham Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Growth Fund
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only), if applicable.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the fiscal year ended December 31, 2025, the Growth Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	6.00%
Needham Aggressive Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Aggressive Growth Fund
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Aggressive Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Aggressive Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Aggressive Growth Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only), if applicable.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund’s performance. During the fiscal year ended December 31, 2025, the Aggressive Growth Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	16.00%
Needham Small Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small Cap Growth Fund
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Small Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Small Cap Growth Fund incurs from investing in shares of other funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Small Cap Growth Fund’s operating expenses remain the same (after giving effect to the fee waiver and expense reimbursement arrangement in year one only), if applicable.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the fiscal year ended December 31, 2025, the Small Cap Growth Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	48.00%